As filed with the Securities and Exchange Commission on August 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2010

Date of reporting period:  June 30, 2010

Item 1. Schedules of Investments.

Poplar Forest Partners Fund
Schedule of Investments
at June 30, 2010 (Unaudited)

Shares		Value

	COMMON STOCKS - 97.3%
	Administrative and Support Services - 4.1%
43,500	Robert Half International, Inc.	$1,024,425
	Apparel Manufacturing - 4.0%
42,500	Cintas Corp.	1,018,725
	Chemical Manufacturing - 6.4%
22,000	Abbott Laboratories	1,029,160
24,000	Bristol-Myers Squibb Co.	598,560
		1,627,720
	Clothing and Clothing Accessories Stores - 2.1%
10,000	Ross Stores, Inc.	532,900
	Computer and Electronic Product Manufacturing - 9.3%
8,200	International Business Machines Corp.	1,012,536
14,200	Texas Instruments Inc.	330,576
40,000	Tyco Electronics Ltd. (a)	1,015,200
		2,358,312
	Credit Intermediation and Related Activities - 7.1%
71,000	Bank of America Corp.	1,020,270
207,000	Citigroup Inc. (b)	778,320
		1,798,590
	Food Manufacturing - 1.3%
12,000	Kraft Foods Inc. - Class A	336,000
	Food Services and Drinking Places - 1.1%
9,800	DineEquity, Inc. (b)	273,616
	Insurance Carriers and Related Activities - 12.0%
38,000	Aetna Inc.	1,002,440
34,000	Axis Capital Holdings Ltd. (a)	1,010,480
42,000	Lincoln National Corp.	1,020,180
		3,033,100
	Machinery Manufacturing - 4.1%
71,000	General Electric Co.	1,023,820
	Merchant Wholesalers, Nondurable Goods - 3.0%
69,500	SUPERVALU INC.	753,380
	Miscellaneous Manufacturing - 8.1%
25,000	Baxter International Inc.	1,016,000
28,500	Medtronic, Inc.	1,033,695
		2,049,695
	Personal and Laundry Services - 2.0%
20,000	Weight Watchers International, Inc.	513,800
	Petroleum and Coal Products Manufacturing - 2.5%
18,500	Sunoco, Inc.	643,245
	Printing and Related Support Activities - 8.1%
32,000	Avery Dennison Corp.	1,028,160
62,500	R.R. Donnelley & Sons Co.	1,023,125
		2,051,285
	Professional, Scientific, and Technical Services - 4.0%
29,500	Omnicom Group Inc.	1,011,850
	Publishing Industries - 11.9%
35,000	McGraw-Hill Companies, Inc.	984,900
44,000	Microsoft Corp.	1,012,440
47,500	Oracle Corp.	1,019,350
		3,016,690
	Telecommunications - 3.5%
17,000	Time Warner Cable Inc.	885,360
	Water Transportation - 2.7%
22,500	Carnival Corp. (a)	680,400

	TOTAL COMMON STOCKS (Cost $26,852,068)	24,632,913

	SHORT-TERM INVESTMENTS - 1.5%
370,067	Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (c)	370,067
	TOTAL SHORT-TERM INVESTMENTS (Cost $370,067)	370,067
	Total Investments in Securities (Cost $27,222,135) - 98.8%	25,002,980
	Other Assets in Excess of Liabilities - 1.2%	302,366
	NET ASSETS - 100.0%	$25,305,346

(a) U.S. traded security of a foreign issuer.
(b) Non-income producing security.
(c) Rate shown is the 7-day yield at June 30, 2010.

The cost basis of investments for federal tax purposes at June 30, 2010 was as follows**:

Cost of investments	$27,222,135
Gross unrealized appreciation	$457,169
Gross unrealized depreciation	(2,676,324)
Net unrealized depreciation	$(2,219,155)

** Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Accommodation and Food Services	$273,616	$—	$—	$273,616
Administrative Support, Waste Management	1,024,425	—	—	1,024,425
Finance and Insurance	4,831,690	—	—	4,831,690
Information	3,902,050	—	—	3,902,050
Manufacturing	11,108,802	—	—	11,108,802
Other Services	513,800	—	—	513,800
Professional, Scientific, and Technical Services	1,011,850	—	—	1,011,850
Retail Trade	532,900	—	—	532,900
Transportation and Warehousing	680,400	—	—	680,400
Wholesale Trade	753,380	—	—	753,380
Total Equity	24,632,913	—	—	24,632,913
Short-Term Investments	370,067			370,067
Total Investments in Securities	$25,002,980	$—	$—	$25,002,980

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/12/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/12/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/12/2010

* Print the name and title of each signing officer under his or her signature.